Financial Instruments (Details) - Schedule of sensitivity analysis for market risks - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
5% increase in market price [Member]
Financial Instruments (Details) - Schedule of sensitivity analysis for market risks [Line Items]
Gain (loss) from sensitivity test to changes in market price of listed Securities	$ (23)
5% decrease in market price [Member]
Financial Instruments (Details) - Schedule of sensitivity analysis for market risks [Line Items]
Gain (loss) from sensitivity test to changes in market price of listed Securities	22
5% increase in NIS [Member]
Financial Instruments (Details) - Schedule of sensitivity analysis for market risks [Line Items]
Gain (loss) from sensitivity test to changes in market price of listed Securities	(30)	(24)
5% decrease in NIS [Member]
Financial Instruments (Details) - Schedule of sensitivity analysis for market risks [Line Items]
Gain (loss) from sensitivity test to changes in market price of listed Securities	30	24
5% increase in Euro [Member]
Financial Instruments (Details) - Schedule of sensitivity analysis for market risks [Line Items]
Gain (loss) from sensitivity test to changes in market price of listed Securities	(450)	(552)
5% decrease in Euro [Member]
Financial Instruments (Details) - Schedule of sensitivity analysis for market risks [Line Items]
Gain (loss) from sensitivity test to changes in market price of listed Securities	$ 450	$ 552